Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenues and Adjusted EBITDA by Segment

	Year ended December 31,
	2018	2017
Revenues
Legal Professionals	2,373	2,284
Corporates	1,238	1,186
Tax Professionals	794	767
Reuters News	370	296
Global Print	728	764
Eliminations	(2)	-
Consolidated revenues	5,501	5,297

Adjusted EBITDA
Legal Professionals	816	794
Corporates	395	411
Tax Professionals	273	252
Reuters News	27	27
Global Print	320	335
Corporate costs	(466)	(228)
Adjusted EBITDA	1,365	1,591
Fair value adjustments (see note 6)	5	-
Depreciation	(110)	(113)
Amortization of computer software	(400)	(357)
Amortization of other identifiable intangible assets	(109)	(135)
Other operating gains, net	29	48
Consolidated operating profit	780	1,034
Net interest expense	(260)	(357)
Other finance income (costs)	13	(170)
Share of post-tax losses in equity method investments	(212)	(4)
Tax (expense) benefit	(141)	134
Earnings from continuing operations	180	637

Schedule of Other Required Segment Data
	Additions to Capital Assets(1) and Goodwill
	December 31,
	2018	2017
Legal Professionals	276	239
Corporates	311	143
Tax Professionals	90	91
Reuters News	33	43
Global Print	33	5
Reportable segments	743	521
Corporate assets	40	26
Assets related to discontinued operations	347	660
Total	1,130	1,207

(1) Capital assets include computer hardware and other property, computer software and other identifiable intangible assets.

Summary of geographical information

Geographic Information	Non-Current Assets(2)
	December 31,
	2018	2017
U.S.	7,866	12,344
Canada (country of domicile)	1,028	1,185
Other	225	296
Americas (North America, Latin America, South America)	9,119	13,825

U.K.	935	3,085
Other	1,935	4,514
EMEA (Europe, Middle East and Africa)	2,870	7,599

Asia Pacific	106	1,522
Total	12,095	22,946

(2) Non-current assets are primarily comprised of computer hardware and other property, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

Summary of Revenues by Classes of Similar Products or Services

Revenues by Classes of Similar Products or Services

The following table sets forth revenues by major type:

	Year ended December 31,
	2018	2017
Electronic, software & services	4,773	4,533
Global Print	728	764
Total	5,501	5,297